Asset Acquisition (Details) - Schedule of purchase prices of the assets	Dec. 31, 2022 USD ($)
Schedule Of Purchase Prices Of The Assets Abstract
Land use rights	$ 3,654,545
Plant, property and equipment – buildings	1,853,556
Total assets acquired	5,508,101
Deferred tax liabilities	(199,813)
Net assets acquired	$ 5,308,288